Expense Example - VIPSectorFunds-ServiceClass2 - VIPSectorFunds-ServiceClass2 - VIP Consumer Discretionary Portfolio - VIP Consumer Discretionary Portfolio - Service Class 2	Aug. 11, 2023 USD ($)
Expense Example:
1 year	$ 93
3 years	290
5 years	504
10 years	$ 1,120